Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 6 – DISCONTINUED OPERATIONS

Disposition of Alpha Mind

At the acquisition date as mentioned in NOTE 5, the Company expected to sell Alpha Mind within one year and the other criteria required by ASC 205-20 and that the business of Alpha Mind would likely be classified as held for sale within a short period. Thus, the business of Alpha Mind is reported as discontinued operation on acquisition. On November 22, 2023, the Company entered into an Equity Acquisition Agreement with Burgeon Capital Inc, a BVI company (“BCI” and together with MMTEC, the “Sellers”), XChange, a Cayman Islands company (the “Buyer”), and Alpha Mind. Pursuant to the Purchase Agreement, the Sellers agreed to sell, and XChange agreed to purchase, all of Alpha Mind’s issued and outstanding ordinary shares for the aggregate purchase price of $180,000,000, of which $153,000,000 was attributable to the Company’s interests in Alpha Mind. The transaction was closed on December 28, 2023.

In connection with the disposition of Alpha Mind, the Company recorded a gain on disposal of $53,898,677, which is included in the “Net gain on sale of discontinued operations, net of applicable income taxes” of the consolidated statements of operations as part of income from discontinued operations for the year ended December 31, 2023.

Alpha Mind had a net loss of $548,677 for the period from acquisition date June 7, 2023 through December 28, 2023, the date of disposal, which is included in the “Gain (Loss) from discontinued operations, net of applicable income taxes” of the consolidated statements of operations as part of loss from discontinued operations for the year ended December 31, 2023.

Disposition of MMBD Advisory and MM Capital, MM SPC and Fundex SPC

On November 18, 2023, the Company disposed all the outstanding securities of MMBD Advisory to Top Fintech Inc., for a consideration of $1,000, and disposed all the outstanding securities of MM Capital to Capital Jasmine Ltd., for a consideration of $500. MM SPC and Fundex SPC are the two wholly-owned subsidiaries of MM Capital, they were disposed with MM Capital at the same time. The transaction was closed on November 18, 2023. As a result, the result of operations of MMBD Advisory and MM Capital, MM SPC and Fundex SPC is reported as discontinued operations under the guidance of ASC 205.

Reconciliation of the amounts of income and losses from discontinued operations in the consolidated statements of operations and comprehensive income/ (loss) for the year ended December 31, 2023:

For the Year Ended
December 31, 2023

REVENUE	$-

COST OF REVENUE	-

GROSS PROFIT	-

OPERATING EXPENSES:
Selling and marketing	-
General and administrative
Payroll and related benefits	-
Professional fees	1,528
Other general and administrative	812

Total Operating Expenses	2,340

NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$(2,340)

As of November 18, 2023, the assets and liabilities of discontinued operations and reconciliation of gain on sale of discontinued operations of MMBD Advisory and MM Capital, MM SPC and Fundex SPC is as follows:

November 18,
2023
CURRENT ASSETS:
Cash and cash equivalents	$15,280
Accounts receivable, net	95,774
Total current assets of discontinued operations	111,054

Total assets of discontinued operations	$111,054

CURRENT LIABILITIES:
Accrued liabilities and other payables	29,655
Total current liabilities of discontinued operations	29,655

Total liabilities of discontinued operations	$29,655

Total consideration received	1,500
Less: carrying amount of net assets	81,399
Total loss on sale of discontinued operations	$(79,899)